UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-584-2367

Date of fiscal year end: May 31

Date of reporting period: June 1, 2011 – November 30, 2011

Item 1.	Reports to Stockholders.

THE ARBITRAGE FUND CLASS R   |  CLASS I

THE ARBITRAGE EVENT-DRIVEN FUND CLASS R  |  CLASS I

The Arbitrage Fund	Portfolio Information
November 30, 2011 (Unaudited)

Performance (annualized returns as of November 30, 2011)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	4.22%	4.53%	5.44%	5.51%
HFRI Event Driven: Merger Arbitrage Index	2.35	4.02	5.00	5.03
S&P 500 Index	7.83	-0.18	2.91	0.58
Barclays Capital US Aggregate Bond Index	5.52	6.14	5.59	6.25
Arbitrage Fund, Class I	4.43	4.73	-	4.01
HFRI Event Driven: Merger Arbitrage Index	2.35	4.02	-	5.48
S&P 500 Index	7.83	-0.18	-	4.36
Barclays Capital US Aggregate Bond Index	5.52	6.14	-	5.46

*ARBFX inception: 9/17/00; ARBNX inception: 10/17/03.

The Total Annual Fund Operating Expenses for ARBFX and ARBNX are 2.17% and 1.92%, respectively. The Advisor has agreed to waive fees in excess of 1.69% and 1.44% for ARBFX and ARBNX, respectively, until at least August 31, 2015.

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced.

Growth of $10,000 Chart

Semi-Annual Report | November 30, 2011	1

The Arbitrage Fund	Portfolio Information (continued)
November 30, 2011 (Unaudited)

Sector Weighting (as a percentage of total investments)

The following chart shows the sector weightings of the Arbitrage Fund’s investments in common stock, money market fund, purchased options and exchange traded note as of the report date.

2	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.62%
Aerospace & Defense - 3.34%
Allied Defense Group, Inc.(a)(b)	398,319	$995,797
Goodrich Corp.(c)(d)	686,302	83,735,707

		84,731,504

Auto Manufacturers - 0.39%
Fiat Industrial SpA(a)	199,138	1,261,387
Force Protection, Inc.(a)	1,563,693	8,631,585

		9,892,972

Auto Parts & Equipment - 0.09%
Hirotako Holdings Bhd(a)	7,717,300	2,330,850

Banks - 0.23%
Comerica, Inc.(d)	227,101	5,727,487

Beverages - 6.08%
Foster’s Group Ltd.	27,853,207	154,106,680

Chemicals - 0.01%
Ecolab, Inc.(d)	6,129	349,476

Coal - 1.36%
Grande Cache Coal Corp.(a)	3,277,004	31,486,484
Optimum Coal Holdings	664,336	2,906,662

		34,393,146

Commercial Services - 5.17%
Pharmaceutical Product Development, Inc.(c)	3,838,521	127,477,283
PLUS Expressways Bhd	93,300	130,623
Spotless Group Ltd.	1,454,918	3,426,399

		131,034,305

Distribution & Wholesale - 0.00% (e)
Leeden Ltd.	250,000	108,259

Diversified Financial Services - 0.90%
Bualuang Securities Plc	1,750,000	1,212,704
Osaka Securities Exchange Co. Ltd.	338	1,913,125
Promise Co. Ltd.(a)	1,962,333	19,734,654

		22,860,483

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	3

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.62% (Continued)
Electric - 8.31%
Central Vermont Public Service Corp.	774,842	$27,266,690
Constellation Energy Group, Inc.	1,345,106	54,019,457
Progress Energy, Inc.(c)	2,379,093	129,375,077

		210,661,224

Electrical Components & Equipment - 0.15%
Leader Universal Holdings Bhd(a)	3,240,500	1,014,408
Shin-Kobe Electric Machinery Co. Ltd.	130,000	2,847,731

		3,862,139

Environmental Control - 4.47%
Nalco Holding Co.(d)	2,920,616	113,173,870

Food - 0.33%
Del Monte Foods Co.(a)(b)(f)(g)	4,673,171	981,366
Hsu Fu Chi International Ltd.	1,677,700	5,471,686
Mamee Double Decker Bhd	50,000	68,114
MSF Sugar Ltd.	394,070	1,807,474

		8,328,640

Gas - 2.17%
Southern Union Co.(d)	1,263,199	52,069,063
Zhengzhou China Resources Gas Co. Ltd.(a)	1,343,000	2,918,081

		54,987,144

Hand & Machine Tools - 0.31%
Seco Tools AB	509,501	7,770,078

Healthcare Services - 4.54%
American Dental Partners, Inc.(a)	1,421,838	26,787,428
Healthspring, Inc.(a)(d)	1,617,143	88,328,351

		115,115,779

Holding Companies- Diversified - 0.03%
KHD Humboldt Wedag International AG(a)	123,525	839,534

Household Products & Wares - 0.10%
Clorox Co.(d)	38,300	2,487,968

Insurance - 0.86%
Harleysville Group, Inc.	236,328	13,936,262
Jerneh Asia Bhd	1,545,000	695,092

See Notes to Financial Statements.
4	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.62% (Continued)
Insurance - 0.86% (Continued)
Transatlantic Holdings, Inc.(d)	131,732	$7,197,837

		21,829,191

Internet - 2.17%
interCLICK, Inc.(a)	398,007	3,594,003
LoopNet, Inc.(a)	806,839	14,563,444
S1 Corp.(a)	3,769,951	36,719,323

		54,876,770

Iron & Steel - 1.04%
BC Iron Ltd.(a)	1,967,033	4,753,828
Sundance Resources Ltd.(a)	55,587,120	21,723,098

		26,476,926

Leisure Time - 0.01%
Derby Cycle AG(a)	5,000	188,455

Machinery- Construction & Mining - 1.24%
ERA Mining Machinery Ltd.(a)	240,048,070	25,028,343
International Mining Machinery Holdings Ltd.	6,061,044	6,280,470

		31,308,813

Media - 0.06%
Austar United Communications Ltd.(a)	700,000	863,860
British Sky Broadcasting Group Plc	44,420	533,132

		1,396,992

Mining - 3.53%
Agnico-Eagle Mines Ltd.	22,812	1,023,012
Bannerman Resources Ltd.(a)	3,930,053	990,213
Extract Resources Ltd.(a)	1,882,613	15,527,424
Flinders Mines Ltd.(a)	8,346,112	2,403,290
Gold One International Ltd.(a)	59,751,267	33,796,660
Iberian Minerals Corp.(a)	10,044,440	10,832,770
Metorex Ltd.(a)	19,703,105	20,762,477
Murchison Metals Ltd.(a)	811,640	329,704
Stillwater Mining Co.(a)(d)	339,604	3,705,084

		89,370,634

Miscellaneous Manufacturing - 1.54%
Charter International Plc	2,637,581	38,546,364

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	5

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.62% (Continued)
Miscellaneous Manufacturing - 1.54% (Continued)
Colfax Corp.(a)(d)	20,912	$612,931

		39,159,295

Oil & Gas - 4.55%
Bow Energy Ltd.(a)	21,246,695	32,666,045
Brigham Exploration Co.(a)	2,140,070	77,962,750
EnCore Oil Plc(a)	3,909,690	4,677,103

		115,305,898

Oil & Gas Services - 3.08%
Complete Production Services, Inc.(a)	212,835	7,421,557
Global Industries Ltd.(a)	8,248,697	65,824,602
Kencana Petroleum Bhd	2,482,400	2,069,643
SapuraCrest Petroleum Bhd	1,994,200	2,679,010

		77,994,812

Packaging & Containers - 4.23%
Temple-Inland, Inc.(c)	3,371,851	107,326,017

Pharmaceuticals - 7.70%
Adolor Corp.(a)	119,343	558,525
Pharmasset, Inc.(a)(d)	1,485,377	194,569,533

		195,128,058

Pipelines - 0.93%
El Paso Corp.(d)	940,514	23,522,255

Real Estate - 0.87%
SP Setia Bhd	18,285,845	22,091,441

Real Estate Investment Trust - 0.37%
Charter Hall Office REIT	2,656,453	9,370,445

Retail - 3.56%
99 Cents Only Stores(a)(c)	2,972,023	64,938,703
Little Sheep Group Ltd.	24,218,808	19,951,777
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	620,177	5,395,540

		90,286,020

Semiconductors - 5.98%
Advanced Analogic Technologies, Inc.(a)(c)	4,286,341	24,625,029
CSR Plc	1,464,093	4,019,773

See Notes to Financial Statements.
6	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.62% (Continued)
Semiconductors - 5.98% (Continued)
Mosaid Technologies, Inc.	482,239	$21,725,459
Netlogic Microsystems, Inc.(a)	2,045,943	101,110,503

		151,480,764

Software - 3.92%
Fundtech Ltd.	155,198	3,605,249
Redflex Holdings Ltd.	2,000,037	3,496,640
RightNow Technologies, Inc.(a)(c)	2,150,278	92,289,932

		99,391,821

Specialty Retail - 0.02%
J. Crew Group, Inc.(a)(b)(f)(g)	3,362,452	470,743

Telecommunications - 4.97%
Chorus Ltd.(a)	81,093	208,326
Digital Telecom Philippines(a)	2,500,000	90,555
Motorola Mobility Holdings, Inc.(a)(d)	1,666,477	64,992,603
PAETEC Holding Corp.(a)	7,569,855	40,952,916
Tekelec(a)(d)	1,702,919	18,766,167
Telecom Corp. of New Zealand Ltd.	602,671	955,306

		125,965,873

Telephones & Telecommunications - 0.01%
Sunrise Telecom, Inc.(a)	673,774	215,608

TOTAL COMMON STOCKS (Cost $2,188,631,005)		2,245,918,369

EXCHANGE TRADED FUNDS - 2.41%
Equity Fund - 2.41%
SPDR S&P 500 ETF Trust(d)	488,532	61,120,239

TOTAL EXCHANGE TRADED FUNDS (Cost $58,145,298)		61,120,239

RIGHTS - 0.00%(e)
Emergent Biosolutions, Inc.(a)(b)(g)	595,405	5,061

TOTAL RIGHTS (Cost $173,313)		5,061

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	7

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.05%
Call Options Purchased - 0.01%
Express Scripts, Inc.	01/2012	$47.50	970	$157,625
The Charles Schwab Corp.	12/2011	13.00	243	1,215

TOTAL CALL OPTIONS PURCHASED (Cost $116,030)				158,840

Put Options Purchased - 0.04%
Colfax Corp.	03/2012	30.00	352	165,440
El Paso Corp.	01/2012	24.00	5,997	107,946
Energy Transfer Equity LP	01/2012	40.00	246	126,690
Nalco Holding Co.:
	12/2011	34.00	410	4,100
	12/2011	35.00	349	2,617
Pharmasset, Inc.:
	01/2012	90.00	462	120,120
	01/2012	110.00	92	39,100
	02/2012	110.00	72	29,880
	02/2012	115.00	25	11,375
SPDR S&P 500 ETF Trust:
	12/2011	118.00	848	78,864
	12/2011	120.00	2,284	298,062
	12/2011	122.00	674	123,005

TOTAL PUT OPTIONS PURCHASED (Cost $2,232,277)				1,107,199

TOTAL PURCHASED OPTIONS (Cost $2,348,307)				1,266,039

	7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 15.60%
Money Market Fund
State Street Institutional Liquid Reserves Fund(h)	0.166%	395,422,772	395,422,772

TOTAL SHORT-TERM INVESTMENTS (Cost $395,422,772)			395,422,772

See Notes to Financial Statements.
8	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

Total Investments - 106.68% (Cost $2,644,720,695)	$2,703,732,480

Liabilities in Excess of Other Assets - (6.68%)	(169,235,217)

NET ASSETS - 100.00%	$2,534,497,263

(a)	Non-income producing security.
(b)

Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2011, the total market value of these securities was $2,448,515 representing 0.10% of net assets.

(c)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $396,489,000, representing 15.64% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	Less than 0.0005% of Net Assets.
(f)	This security was issued for a possible settlement of pending litigation and does not have an expiration date.
(g)	Security considered illiquid. On November 30, 2011, the total market value of these securities was $1,457,170, representing 0.06% of net assets.
(h)	Rate shown is the 7-day effective yield as of November 30, 2011.

Security determined to be illiquid under the procedures approved by the Funds Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
08/13/2010- 09/02/2010	Emergent Biosolutions, Inc.	$173,313	$5,061	0.00% (d)
10/17/11	Del Monte Foods Co.	0	981,366	0.04
03/28/2011	J. Crew Group, Inc.	0	470,743	0.02

			$1,457,170	0.06%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Auto Manufacturers
Fiat Industrial SpA	(144,308)	$(1,282,699)

Chemicals
Ecolab, Inc.	(1,371,179)	(78,184,627)

Commercial Services
CoStar Group, Inc.	(29,853)	(1,986,419)

Electric
Duke Energy Corp.	(6,215,349)	(129,590,027)
Exelon Corp.	(1,251,437)	(55,451,173)

		(185,041,200)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	9

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS (Continued)
Gas
China Resources Gas Group Ltd.	(2,010,000)	$(2,965,033)

Hand & Machine Tools
Sandvik AB	(611,505)	(7,793,988)

Insurance
Alleghany Corp.	(6,782)	(1,953,216)

Mining
Agnico-Eagle Mines Ltd.	(22,805)	(1,022,698)

Miscellaneous Manufacturing
Colfax Corp.	(313,014)	(9,174,440)

Oil & Gas
Premier Oil Plc	(726,445)	(4,153,133)

Oil & Gas Services
Superior Energy Services, Inc.	(201,155)	(5,976,315)

Software
ACI Worldwide, Inc.	(401,123)	(12,065,780)

Specialty Retail
J. Crew Group, Inc.(a)(b)(e)(f)	(31,800)	(4,452)

Telecommunications
Windstream Corp.	(3,153,848)	(37,089,252)

TOTAL COMMON STOCKS (Proceeds $327,302,360)		(348,693,252)

LIMITED PARTNERSHIPS
Pipelines
Energy Transfer Equity LP	(170,039)	(6,000,676)

TOTAL LIMITED PARTNERSHIPS (Proceeds $6,075,896)		(6,000,676)

See Notes to Financial Statements.
10	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE TRADED FUNDS
Equity Fund
SPDR S&P 500 ETF Trust(b)	(444,810)	$(55,650,179)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $56,165,767)		(55,650,179)

TOTAL SECURITIES SOLD SHORT (Proceeds $389,544,023)		$(410,344,107)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Clorox Co.:
	12/2011	65.00	(186)	(19,530)
	12/2011	67.50	(197)	(3,940)
Colfax Corp.	03/2012	30.00	(352)	(63,360)
Comerica, Inc.:
	12/2011	24.00	(793)	(126,087)
	12/2011	25.00	(1,108)	(101,382)
	12/2011	26.00	(370)	(16,280)
Ecolab, Inc.:
	12/2011	50.00	(54)	(38,340)
	12/2011	52.50	(433)	(201,345)
	12/2011	55.00	(209)	(56,430)
	12/2011	57.50	(274)	(26,715)
El Paso Corp.	12/2011	25.00	(4,763)	(204,809)
Energy Transfer Equity LP:
	12/2011	35.00	(720)	(75,600)
	01/2012	40.00	(246)	(4,305)
Goodrich Corp.	12/2011	120.00	(389)	(116,700)
Healthspring, Inc.	12/2011	55.00	(1,251)	(15,637)
Kinder Morgan, Inc.	12/2011	30.00	(1,310)	(32,750)
Motorola Mobility Holdings, Inc.	12/2011	38.00	(68)	(7,310)
Pharmasset, Inc.:
	12/2011	135.00	(328)	(13,940)
	01/2012	135.00	(462)	(82,005)
Southern Union Co.:
	12/2011	40.00	(1,675)	(255,438)
	12/2011	42.50	(1,675)	(25,125)
SPDR S&P 500 ETF Trust:
	12/2011	122.00	(88)	(28,864)
	12/2011	123.00	(88)	(21,604)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	11

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Stillwater Mining Co.:
	12/2011	$10.00	(1,386)	$(155,925)
	12/2011	11.00	(1,083)	(54,150)
	12/2011	12.00	(722)	(10,830)
Tekelec	12/2011	11.00	(1,658)	(12,435)
Transatlantic Holdings, Inc.	12/2011	55.00	(212)	(11,660)
Windstream Corp.:
	12/2011	11.00	(3,073)	(239,694)
	12/2011	12.00	(486)	(4,617)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,715,992)				(2,026,807)

Written Put Options
Colfax Corp.	12/2011	17.50	(968)	(12,100)
El Paso Corp.	12/2011	24.00	(2,776)	(12,492)
Express Scripts, Inc.	01/2012	35.00	(970)	(17,945)
Goodrich Corp.	12/2011	120.00	(221)	(6,077)
Motorola Mobility Holdings, Inc.	12/2011	38.00	(68)	(1,020)
Pharmasset, Inc.	12/2011	130.00	(281)	(53,390)
SPDR S&P 500 ETF Trust:
	12/2011	110.00	(2,284)	(49,106)
	12/2011	114.00	(674)	(29,993)
The Charles Schwab Corp.	12/2011	10.00	(243)	(608)

TOTAL WRITTEN PUT OPTIONS (Premiums received $625,781)				(182,731)

TOTAL WRITTEN OPTIONS (Premiums received $2,341,773)				$(2,209,538)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	CSR Plc	GBP-LIBOR-BBA plus 45 bps	11/26/12	GBP	$12,868
Goldman, Sachs & Co.	Hamworthy Plc	GBP-LIBOR-BBA plus 45 bps	11/28/12	GBP	8,869
UBS	CSR Plc	GBP-1Month- LIBOR-BBA plus 35 bps	12/19/12	GBP	200,987

					$222,724

See Notes to Financial Statements.
12	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	114,238,000	Sale	12/15/11	$117,263,997	$1,426,103
AUD	224,520,000	Purchase	12/15/11	230,467,206	2,722,934
CAD	74,626,316	Sale	12/15/11	73,136,884	1,179,185
CAD	46,124,000	Purchase	12/15/11	45,203,432	64,396
DKK	151,370,000	Sale	12/15/11	27,359,032	586,832
DKK	150,410,000	Purchase	12/15/11	27,185,519	371,124
EUR	7,219,197	Sale	12/15/11	9,701,983	104,828
EUR	1,290,000	Purchase	12/15/11	1,733,650	17,018
GBP	19,496,000	Sale	12/15/11	30,582,920	216,315
GBP	9,305,000	Purchase	12/15/11	14,596,536	114,212
HKD	290,000	Sale	12/15/11	37,332	23
HKD	204,460	Purchase	12/15/11	1,960,688	676
JPY	2,819,058,200	Sale	12/15/11	36,363,156	236,710
JPY	218,130,000	Purchase	12/15/11	2,813,668	12,308
MYR	57,723,000	Sale	12/15/11	18,143,614	474,082
MYR	1,850,000	Purchase	12/15/11	581,496	3,953
NOK	69,900,000	Sale	12/15/11	12,093,541	317,791
NOK	69,900,000	Purchase	12/15/11	12,093,541	103,154
NZD	1,000,000	Sale	12/15/11	779,998	19,615
NZD	1,664,000	Purchase	12/15/11	1,297,916	22,334
PHP	3,919,000	Sale	12/15/11	89,722	391
SEK	94,709,000	Sale	12/15/11	13,984,586	202,594
SGD	4,502,000	Sale	12/15/11	3,512,701	80,374
THB	43,580,000	Sale	12/15/11	1,396,683	19,421
ZAR	183,687,000	Sale	12/15/11	22,582,200	715,809
ZAR	7,700,000	Purchase	12/15/11	946,626	13,719

					$9,025,901

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	404,443,891	Sale	12/15/11	$415,157,017	$(13,147,335)
AUD	7,700,000	Purchase	12/15/11	7,903,962	(211,338)
CAD	38,625,000	Sale	12/15/11	37,854,101	(482,454)
CAD	5,000,000	Purchase	12/15/11	4,900,207	(112,520)
DKK	960,000	Purchase	12/15/11	173,513	(1,827)
EUR	4,320,000	Sale	12/15/11	5,805,710	(23,168)
EUR	9,378,000	Purchase	12/15/11	12,603,229	(312,607)
GBP	22,437,000	Sale	12/15/11	35,196,398	(284,588)
GBP	11,725,000	Purchase	12/15/11	18,392,734	(337,538)
HKD	421,847,000	Sale	12/15/11	54,304,413	(107,802)
HKD	4,790,000	Purchase	12/15/11	616,617	(309)
JPY	62,600,000	Sale	12/15/11	807,480	(4,416)
JPY	740,800,000	Purchase	12/15/11	9,555,612	(144,844)
MYR	54,196,000	Sale	12/15/11	17,035,000	(254,050)
MYR	10,130,000	Purchase	12/15/11	3,184,083	(28,788)
NZD	2,895,000	Sale	12/15/11	2,258,093	(72,200)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	13

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
SEK	94,709,000	Purchase	12/15/11	$13,984,586	$(68,393)
SGD	3,167,000	Sale	12/15/11	2,471,062	(26,490)
THB	10,755,000	Sale	12/15/11	344,684	(909)
THB	16,710,000	Purchase	12/15/11	535,534	(5,302)
ZAR	113,200,000	Sale	12/15/11	13,916,635	(375,260)
ZAR	88,594,000	Purchase	12/15/11	10,891,611	(213,782)

					$(16,215,920)

Abbreviations:

AB - Aktiebolag (in Sweden, a limited company or corporation)

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

AUD - Australian Dollar

BBA - British Bankers Association

Bhd - Berhad (in Malaysia, a form of a public company)

Bps - Basis Points

CAD - Canadian Dollar

DKK - Danish Krone

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

LP - Limited Partnership

Ltd. - Limited

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD- New Zealand Dollar

PHP - Philippine Peso

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SGD - Singapore Dollar

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Bhat

USD - United States Dollar

ZAR - South African Rand

See Notes to Financial Statements.
14	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund
November 30, 2011 (Unaudited)

The following is a summary of the inputs used as of November 30, 2011, in valuing the Arbitrage Fund’s investment carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$83,735,707	$–	$995,797	$84,731,504
Auto Manufacturers	9,892,972	–	–	9,892,972
Auto Parts & Equipment	2,330,850	–	–	2,330,850
Banks	5,727,487	–	–	5,727,487
Beverages	154,106,680	–	–	154,106,680
Chemicals	349,476	–	–	349,476
Coal	34,393,146	–	–	34,393,146
Commercial Services	131,034,305	–	–	131,034,305
Distribution & Wholesale	108,259	–	–	108,259
Diversified Financial Services	3,125,829	19,734,654	–	22,860,483
Electric	210,661,224	–	–	210,661,224
Electrical Components & Equipment	3,862,139	–	–	3,862,139
Environmental Control	113,173,870	–	–	113,173,870
Food	7,279,160	68,114	981,366	8,328,640
Gas	54,987,144	–	–	54,987,144
Hand & Machine Tools	7,770,078	–	–	7,770,078
Healthcare Services	115,115,779	–	–	115,115,779
Holding Companies-Diversified	839,534	–	–	839,534
Household Products & Wares	2,487,968	–	–	2,487,968
Insurance	21,829,191	–	–	21,829,191
Internet	54,876,770	–	–	54,876,770
Iron & Steel	26,476,926	–	–	26,476,926
Leisure Time	188,455	–	–	188,455
Machinery-Construction & Mining	31,308,813	–	–	31,308,813
Media	1,396,992	–	–	1,396,992
Mining	55,573,974	33,796,660	–	89,370,634
Miscellaneous Manufacturing	39,159,295	–	–	39,159,295

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	15

The Arbitrage Fund
November 30, 2011 (Unaudited)

Investments in Securities at Value (continued)

	Level 1	Level 2	Level 3	Total
Oil & Gas	$115,305,898	$–	$–	$115,305,898
Oil & Gas Services	77,994,812	–	–	77,994,812
Packaging & Containers	107,326,017	–	–	107,326,017
Pharmaceuticals	195,128,058	–	–	195,128,058
Pipelines	23,522,255	–	–	23,522,255
Real Estate	22,091,441	–	–	22,091,441
Real Estate Investment Trust	9,370,445	–	–	9,370,445
Retail	90,286,020	–	–	90,286,020
Semiconductors	151,480,764	–	–	151,480,764
Software	99,391,821	–	–	99,391,821
Specialty Retail	–	–	470,743	470,743
Telecommunications	85,012,937	40,952,916	–	125,965,873
Telephones & Telecommunications	215,608	–	–	215,608
Exchange Traded Funds	61,120,239	–	–	61,120,239
Rights	–	–	5,061	5,061
Purchased Options	1,266,039	–	–	1,266,039
Short-Term Investments	395,422,772	–	–	395,422,772

TOTAL	$2,602,674,810	$94,552,344	$2,452,967	$2,703,732,480

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$–	$9,025,901	$–	$9,025,901
Total Return Swaps	222,724	–	–	222,724
Liabilities
Securities Sold Short
Common Stocks	(348,688,800)	–	(4,452)	(348,693,252)
Limited Partnerships	(6,000,676)	–	–	(6,000,676)
Exchange Traded Funds	(55,650,179)	–	–	(55,650,179)
Written Options	(2,209,538)	–	–	(2,209,538)
Forward Foreign
Currency Contracts	–	(16,215,920)	–	(16,215,920)

Total	$(412,326,469)	$(7,190,019)	$(4,452)	$(419,520,940)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

See Notes to Financial Statements.
16	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund
November 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2011:

Investments in Securities	Balance as of May 31, 2011	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of November 30, 2011	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at November 30, 2011
Common Stocks	$–	$–	$981,366	–	$1,466,540	$2,447,906	$1,089,638
Rights	–	–	–	–	5,061	5,061	(136,943)

TOTAL	$–	$–	$981,366	–	$1,471,601	$2,452,967	$952,695

Other Financial Instruments	Balance as of May 31, 2011	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer (in) and/or out of Level 3	Balance as of November 30, 2011	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at November 30, 2011
Securities Sold Short	$–	$–	$–	$–	$(4,452)	$(4,452)	$(4,452)

TOTAL	$–	$–	$–	$–	$(4,452)	$(4,452)	$(4,452)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	17

The Arbitrage Event-Driven Fund	Portfolio Information
November 30, 2011 (Unaudited)

Performance (annualized returns as of November 30, 2011)

	One Year	Since Inception*
Arbitrage Event-Driven Fund R	3.30%	4.15%
Arbitrage Event-Driven Fund I	3.53	4.35
HFRI Event Driven Index	0.15	1.95
Barclays Capital US Aggregate Bond Index	5.52	4.51

*Inception: 10/1/10.

The Total Annual Fund Operating Expenses for AEDFX and AEDNX are 2.18% and 1.93%, respectively. The Advisor has agreed to waive fees in excess of 1.69% and 1.44% for AEDFX and AEDNX, respectively, until at least August 31, 2015.

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced.

Growth of $10,000 Chart

18	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio Information (continued)
November 30, 2011 (Unaudited)

Sector Weighting (as a percentage of total investments)

The following chart shows the sector weightings of the Arbitrage Event-Driven Fund’s investments in common stock, time deposit, purchased options and exchange traded note as of the report date.

Semi-Annual Report | November 30, 2011	19

The Arbitrage Event-Driven Fund	Portfolio of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.94%
Aerospace & Defense - 1.65%
Allied Defense Group, Inc.(a)(b)	5,000	$12,500
Goodrich Corp.(c)	2,805	342,238

		354,738

Auto Manufacturers - 0.50%
Force Protection, Inc.(a)	19,500	107,640

Auto Parts & Equipment - 2.19%
Autoneum Holding AG(a)	8,892	472,047

Beverages - 1.11%
Foster’s Group Ltd.	43,313	239,643

Biotechnology - 1.17%
Amgen, Inc.(d)	3,365	194,867
InterMune, Inc.(a)(d)	3,200	58,112

		252,979

Coal - 2.72%
Alpha Natural Resources, Inc.(a)(d)	5,829	139,896
Consol Energy, Inc.(d)	3,000	124,920
Grande Cache Coal Corp.(a)	13,797	132,566
Walter Energy, Inc.(d)	2,627	188,356

		585,738

Commercial Services - 1.92%
Pharmaceutical Product Development, Inc.(c)	12,446	413,332

Computers - 0.63%
Research In Motion Ltd.(a)(c)(d)	7,553	134,897

Electric - 1.81%
Progress Energy, Inc.(c)	7,170	389,905

Electronics - 1.11%
Tyco International Ltd.(c)(d)	5,000	239,800

Environmental Control - 1.60%
Nalco Holding Co.(c)	8,904	345,030

Food - 0.92%
Del Monte Foods Co.(a)(b)(e)	12,304	2,584

See Notes to Financial Statements.
20	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.94% (Continued)
Food - 0.92% (Continued)
Ralcorp Holdings, Inc.(a)(d)	2,400	$195,168

		197,752

Forest Products & Paper - 0.93%
Wausau Paper Corp.(c)	26,036	200,998

Gas - 0.90%
Southern Union Co.(c)(d)	4,693	193,445

Healthcare Services - 1.84%
American Dental Partners, Inc.(a)	6,923	130,429
Healthspring, Inc.(a)(c)(d)	4,884	266,764

		397,193

Household Products & Wares - 0.12%
Clorox Co.(d)	400	25,984

Insurance - 0.89%
Genworth Financial, Inc., Class A(a)(d)	21,325	140,532
Transatlantic Holdings, Inc.(d)	943	51,525

		192,057

Internet - 1.75%
S1 Corp.(a)	38,574	375,711

Iron & Steel - 0.48%
BC Iron Ltd.(a)	42,359	102,371

Machinery- Construction & Mining - 1.24%
ERA Mining Machinery Ltd.(a)	2,553,320	266,219

Machinery-Diversified - 1.91%
The Manitowoc Co., Inc.(c)(d)	10,234	113,290
Uster Technologies AG(a)	6,614	296,819

		410,109

Mining - 5.14%
Denison Mines Corp.(a)	37,956	53,215
Extract Resources Ltd.(a)	24,575	202,690
Gold One International Ltd.(a)	598,630	338,599
Iberian Minerals Corp.(a)	98,449	106,176
Metorex Ltd.(a)	147,007	154,911
Nevada Copper Corp.(a)	6,725	34,022

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	21

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.94% (Continued)
Mining - 5.14% (Continued)
Stillwater Mining Co.(a)(c)(d)	19,890	$217,006

		1,106,619

Miscellaneous Manufacturing - 0.67%
Charter International Plc	9,336	136,439
Colfax Corp.(a)(d)	242	7,093

		143,532

Oil & Gas - 2.84%
Bow Energy Ltd.(a)	70,793	108,842
Brigham Exploration Co.(a)	10,885	396,541
EnCore Oil Plc(a)	87,900	105,153

		610,536

Oil & Gas Services - 1.28%
Global Industries Ltd.(a)(c)	34,579	275,940

Packaging & Containers - 2.37%
Rock-Tenn Co., Class A(d)	2,100	122,325
Temple-Inland, Inc.(c)	12,205	388,485

		510,810

Pharmaceuticals - 4.83%
Adolor Corp.(a)(c)	34,500	161,460
Pharmasset, Inc.(a)(d)	6,705	878,288

		1,039,748

Pipelines - 1.96%
El Paso Corp.(c)(d)	16,834	421,018

Retail - 1.73%
99 Cents Only Stores(a)(c)	12,657	276,555
Little Sheep Group Ltd.	115,555	95,196

		371,751

Semiconductors - 4.07%
Advanced Analogic Technologies, Inc.(a)(c)	54,752	314,550
CSR Plc	27,131	74,490
Mosaid Technologies, Inc.	2,797	126,009
Netlogic Microsystems, Inc.(a)(c)	2,750	135,905
Skyworks Solutions, Inc.(a)(d)	13,800	225,078

		876,032

See Notes to Financial Statements.
22	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.94% (Continued)
Software - 2.27%
Redflex Holdings Ltd.	49,909	$87,255
RightNow Technologies, Inc.(a)(c)	9,357	401,603

		488,858

Specialty Retail - 0.00% (f)
J. Crew Group, Inc.(a)(b)(e)(g)	698	98

Telecommunications - 5.39%
Comverse Technology, Inc.(a)(c)	29,267	191,699
InterDigital, Inc.(d)	2,938	129,154
Motorola Mobility Holdings, Inc.(a)(c)	8,027	313,053
PAETEC Holding Corp.(a)(c)	73,675	398,582
Tekelec(a)(d)	11,569	127,490

		1,159,978

TOTAL COMMON STOCKS
(Cost $12,929,430)		12,902,508

EXCHANGE TRADED FUNDS - 1.15%
Equity Fund - 1.15%
SPDR S&P 500 ETF Trust	1,974	246,967

TOTAL EXCHANGE TRADED FUNDS
(Cost $234,547)		246,967

PREFERRED STOCKS - 4.94%
Banks - 1.46%
Fifth Third Capital Trust V, 7.250%	7,275	182,239
SunTrust Capital IX, 7.875%	5,199	132,054

		314,293

Financial Services - 3.48%
Citigroup Capital IX, 6.000%	10,617	227,204
Citigroup Capital VIII, 6.950%	7,984	190,019
FelCor Lodging Trust, Inc., 8.000%, Series C	9,053	198,080
Merrill Lynch Preferred Capital Trust III, 7.000%	6,335	133,668

		748,971

TOTAL PREFERRED STOCKS
(Cost $1,166,220)		1,063,264

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	23

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

			Shares	Value
RIGHTS - 0.00%(f)
Emergent Biosolutions, Inc.(a)(b)(e)			546	$5

TOTAL RIGHTS
(Cost $162)				5

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 34.09%
Brigham Exploration Co.	06/01/2019	6.875%	$258,000	281,220
Chesapeake Energy Corp.	02/15/2015	9.500%	357,000	401,625
Complete Production Services, Inc.	12/15/2016	8.000%	509,000	529,360
Diversey, Inc.	11/15/2019	8.250%	361,000	449,445
Expedia, Inc.	07/01/2016	8.500%	212,000	233,740
Lyondell Chemical Co.	05/01/2018	11.000%	229,086	246,840
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	218,662
Nalco Holding Co.(h)	01/15/2019	6.625%	595,000	664,913
NB Capital Trust II	12/15/2026	7.830%	63,000	57,015
Nova Chemicals Corp.	11/01/2019	8.625%	358,000	390,220
NXP BV / NXP Funding LLC(h)	08/01/2018	9.750%	143,000	155,513
OPTI Canada, Inc.(i)	12/15/2014	8.250%	318,000	214,173
Petrohawk Energy Corp.	08/15/2018	7.250%	796,000	891,520
Plains Exploration & Production Co.	03/01/2016	10.000%	484,000	546,920
Speedway Motorsports, Inc.	06/01/2016	8.750%	172,000	186,620
Sprint Capital Corp.	03/15/2012	8.375%	400,000	407,000
Telcordia Technologies, Inc.(h)	05/01/2018	11.000%	495,000	616,275
Western Refining, Inc.:(h)(j)
	06/15/2014	10.750%	198,000	208,692
	06/15/2017	11.250%	198,000	220,275
WMG Acquisition Corp.	06/15/2016	9.500%	396,000	415,800

TOTAL CORPORATE BONDS
(Cost $7,423,665)				7,335,828

CONVERTIBLE CORPORATE BONDS - 5.73%
Daylight Energy Ltd.:
	12/31/2013	10.000%	421,000	434,229
	12/31/2014	6.250%	249,000	269,470
Global Industries Ltd.	08/01/2027	2.750%	221,000	218,790
Rambus, Inc.	06/15/2014	5.000%	320,000	311,200

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,231,184)				1,233,689

See Notes to Financial Statements.
24	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.20%
Call Options Purchased - 0.04%
ITT Corp.	01/2012	$45.00	80	$8,600

TOTAL CALL OPTIONS PURCHASED
(Cost $22,888)				8,600

Put Options Purchased - 0.16%
El Paso Corp.	01/2012	24.00	89	1,602
Energy Transfer Equity LP	01/2012	40.00	1	515
Pharmasset, Inc.	01/2012	90.00	2	520
Ralcorp Holdings, Inc.	12/2011	80.00	24	2,340
SPDR S&P 500 ETF Trust:
	12/2011	118.00	82	7,626
	12/2011	120.00	74	9,657
	12/2011	122.00	33	6,023
Tyco International Ltd.	01/2012	46.00	50	6,775

TOTAL PUT OPTIONS PURCHASED (Cost $90,628)				35,058

TOTAL PURCHASED OPTIONS (Cost $113,516)				43,658

Total Investments - 106.05% (Cost $23,098,724)				22,825,919

Liabilities in Excess of Other Assets - (6.05%)				(1,302,697)

NET ASSETS - 100.00%				$21,523,222

(a)	Non-income producing security.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2011, the total market value of these securities was $15,187 representing 0.07% of net assets.
(c)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $3,972,709, representing 18.46% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	Security considered illiquid. On November 30, 2011, the total market value of these securities was $2,687, representing 0.01% of net assets.
(f)	Less than 0.0005% of Net Assets.
(g)	This security was issued for a possible settlement of pending litigation and does not have an expiration date.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	25

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2011, these securities had a total value of $1,865,668 or 8.67% of net assets.

(i)	Security in default on interest payments.
(j)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2011.

Security determined to be illiquid under the procedures approved by the Funds Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	%of Net Assets
08/13/2010-10/22/2010	Emergent Biosolutions, Inc.	$162	$5	0.00%(e)
10/17/11	Del Monte Foods Co.	0	2,584	0.01
03/28/2011	J. Crew Group, Inc.	0	98	0.00(e)

			$2,687	0.01%(e)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Aerospace & Defense
Goodrich Corp.	(400)	$(48,804)

Chemicals
Ecolab, Inc.	(4,309)	(245,699)

Electric
Duke Energy Corp.	(18,735)	(390,625)

Insurance
Alleghany Corp.	(62)	(17,856)

Mining
Nevada Copper Corp.	(6,725)	(34,022)
Stillwater Mining Co.	(11,400)	(124,374)

		(158,396)

Miscellaneous Manufacturing
Colfax Corp.	(1,401)	(41,063)

Oil & Gas
Daylight Energy Ltd.	(8,732)	(85,013)
Premier Oil Plc	(16,332)	(93,371)

		(178,384)

See Notes to Financial Statements.
26	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS (Continued)
Semiconductors
Rambus, Inc.	(3,360)	$(26,813)

Software
ACI Worldwide, Inc.	(4,104)	(123,448)

Telecommunications
Windstream Corp.	(32,608)	(383,470)

TOTAL COMMON STOCKS (Proceeds $1,568,446)		(1,614,558)

LIMITED PARTNERSHIPS
Pipelines
Energy Transfer Equity LP	(400)	(14,116)

TOTAL LIMITED PARTNERSHIPS (Proceeds $14,741)		(14,116)

EXCHANGE TRADED FUNDS
Equity Fund
SPDR S&P 500 ETF Trust	(535)	(66,934)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $68,392)		(66,934)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,651,579)		$(1,695,608)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Alpha Natural Resources, Inc.:
	12/2011	$21.00	(10)	$(3,500)
	12/2011	22.00	(10)	(2,715)
	12/2011	23.00	(10)	(2,015)
	12/2011	24.00	(10)	(1,455)
	12/2011	25.00	(18)	(1,800)
Amgen, Inc.:
	12/2011	55.00	(23)	(7,130)
	12/2011	57.50	(8)	(968)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	27

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Clorox Co.:
	12/2011	$65.00	(2)	$(210)
	12/2011	67.50	(2)	(40)
Consol Energy, Inc.:
	12/2011	37.00	(4)	(2,010)
	12/2011	38.00	(10)	(4,175)
	12/2011	39.00	(10)	(3,375)
	12/2011	40.00	(6)	(1,590)
El Paso Corp.	12/2011	25.00	(85)	(3,655)
Energy Transfer Equity LP:
	12/2011	35.00	(3)	(315)
	01/2012	40.00	(1)	(18)
Genworth Financial, Inc.:
	12/2011	6.00	(69)	(5,244)
	12/2011	7.00	(69)	(1,449)
	12/2011	8.00	(69)	(448)
Healthspring, Inc.	12/2011	55.00	(4)	(50)
InterDigital, Inc.	12/2011	45.00	(8)	(400)
InterMune, Inc.:
	12/2011	19.00	(16)	(1,360)
	12/2011	20.00	(6)	(330)
Kinder Morgan, Inc.	12/2011	30.00	(18)	(450)
Manitowoc Co.:
	12/2011	10.00	(27)	(3,645)
	12/2011	11.00	(50)	(3,625)
	12/2011	12.00	(19)	(665)
McGraw-Hill Companies, Inc.	12/2011	46.00	(42)	(630)
Pharmasset, Inc.:
	12/2011	135.00	(1)	(43)
	01/2012	135.00	(2)	(355)
Ralcorp Holdings, Inc.:
	12/2011	80.00	(24)	(4,800)
	12/2011	82.50	(24)	(1,740)
Research In Motion Ltd.:
	12/2011	18.00	(8)	(240)
	12/2011	17.50	(8)	(1,212)
	12/2011	19.00	(13)	(1,105)
	12/2011	20.00	(9)	(495)
Rock-Tenn Co.	12/2011	55.00	(21)	(8,505)
Skyworks Solutions, Inc.:
	12/2011	15.00	(40)	(6,900)
	12/2011	16.00	(63)	(6,773)
	12/2011	17.00	(15)	(937)

See Notes to Financial Statements.
28	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Southern Union Co.:
	12/2011	$40.00	(10)	$(1,525)
	12/2011	42.50	(10)	(150)
SPDR S&P 500 ETF Trust:
	12/2011	122.00	(6)	(1,968)
	12/2011	123.00	(6)	(1,473)
Stillwater Mining Co.:
	12/2011	10.00	(35)	(3,938)
	12/2011	11.00	(28)	(1,400)
	12/2011	12.00	(17)	(255)
Tekelec	12/2011	11.00	(14)	(105)
Transatlantic Holdings, Inc.	12/2011	55.00	(1)	(55)
Tyco International Ltd.:
	12/2011	48.00	(16)	(1,672)
	01/2012	50.00	(42)	(4,578)
Walter Energy, Inc.:
	12/2011	67.50	(8)	(2,680)
	12/2011	70.00	(8)	(1,880)
	12/2011	72.50	(8)	(732)
	12/2011	70.00	(2)	(1,015)
Windstream Corp.:
	12/2011	11.00	(11)	(858)
	12/2011	12.00	(1)	(9)

TOTAL WRITTEN CALL OPTIONS (Premiums received $70,991)				(110,665)

Written Put Options
Colfax Corp.	12/2011	17.50	(4)	(50)
El Paso Corp.	12/2011	24.00	(67)	(301)
McGraw-Hill Companies, Inc.	12/2011	40.00	(42)	(1,575)
SPDR S&P 500 ETF Trust:
	12/2011	110.00	(74)	(1,591)
	12/2011	114.00	(33)	(1,469)
Tyco International Ltd.:
	01/2012	41.00	(16)	(584)
	01/2012	42.00	(42)	(2,121)
	12/2011	43.00	(16)	(136)

TOTAL WRITTEN PUT OPTIONS (Premiums received $22,801)				(7,827)

TOTAL WRITTEN OPTIONS (Premiums received $93,792)				$(118,492)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	29

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	20,000	Sale	12/15/11	$20,530	$115
AUD	729,000	Purchase	12/15/11	748,310	14,649
CAD	79,000	Purchase	12/15/11	77,423	871
CAD	805,000	Sale	12/15/11	788,933	8,515
CHF	226,000	Purchase	12/15/11	247,487	901
CHF	827,500	Sale	12/15/11	906,174	29,420
DKK	638,000	Sale	12/15/11	115,314	2,319
DKK	638,000	Purchase	12/15/11	115,314	1,574
EUR	139,000	Sale	12/15/11	186,804	399
GBP	122,700	Sale	12/15/11	192,477	1,336
GBP	54,000	Purchase	12/15/11	84,709	552
HKD	20,000	Purchase	12/15/11	2,575	8
ZAR	22,000	Purchase	12/15/11	2,705	22
ZAR	815,000	Sale	12/15/11	100,195	1,617

					$62,298

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	1,785,900	Sale	12/15/11	$1,833,206	$(24,542)
AUD	15,000	Purchase	12/15/11	15,397	(79)
CAD	594,000	Sale	12/15/11	582,145	(3,203)
CAD	258,000	Purchase	12/15/11	252,851	(4,832)
CHF	199,000	Sale	12/15/11	217,920	(756)
CHF	75,000	Purchase	12/15/11	82,131	(3,353)
EUR	139,000	Purchase	12/15/11	186,804	(4,755)
GBP	134,000	Sale	12/15/11	210,203	(3,260)
GBP	70,500	Purchase	12/15/11	110,592	(1,788)
HKD	2,832,000	Sale	12/15/11	364,564	(814)
ZAR	984,000	Sale	12/15/11	120,971	(3,254)
ZAR	469,000	Purchase	12/15/11	57,658	(1,187)

					$(51,823)

Abbreviations:

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD- Hong Kong Dollar

LLC - Limited Liability Company

See Notes to Financial Statements.
30	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2011 (Unaudited)

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Liability

SPDR - Standard & Poor’s Depositary Receipt

ZAR - South African Rand

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	31

The Arbitrage Event-Driven Fund
November 30, 2011 (Unaudited)

The following is a summary of the inputs used as of November 30, 2011, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$342,238	$–	$12,500	$354,738
Auto Manufacturers	107,640	–	–	107,640
Auto Parts & Equipment	472,047	–	–	472,047
Beverages	239,643	–	–	239,643
Biotechnology	252,979	–	–	252,979
Coal	585,738	–	–	585,738
Commercial Services	413,332	–	–	413,332
Computers	134,897	–	–	134,897
Electric	389,905	–	–	389,905
Electronics	239,800	–	–	239,800
Environmental Control	345,030	–	–	345,030
Food	195,168	–	2,584	197,752
Forest Products & Paper	200,998	–	–	200,998
Gas	193,445	–	–	193,445
Healthcare Services	397,193	–	–	397,193
Household Products & Wares	25,984	–	–	25,984
Insurance	192,057	–	–	192,057
Internet	375,711	–	–	375,711
Iron & Steel	102,371	–	–	102,371
Machinery- Construction & Mining	266,219	–	–	266,219
Machinery-Diversified	410,109	–	–	410,109
Mining	768,020	338,599	–	1,106,619
Miscellaneous Manufacturing	143,532	–	–	143,532
Oil & Gas	610,536	–	–	610,536
Oil & Gas Services	275,940	–	–	275,940
Packaging & Containers	510,810	–	–	510,810
Pharmaceuticals	1,039,748	–	–	1,039,748
Pipelines	421,018	–	–	421,018
Retail	371,751	–	–	371,751
Semiconductors	876,032	–	–	876,032
Software	488,858	–	–	488,858
Specialty Retail	–	–	98	98
Telecommunications	761,396	398,582	–	1,159,978
Exchange Traded Funds	246,967	–	–	246,967
Preferred Stocks	1,063,264	–	–	1,063,264
Rights	–	–	5	5

See Notes to Financial Statements.
32	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund
November 30, 2011 (Unaudited)

Investments in Securities at Value (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,335,828	$–	$7,335,828
Convertible Corporate Bonds	–	1,233,689	–	1,233,689
Purchased Options	43,658	–	–	43,658

TOTAL	$13,504,034	$9,306,698	$15,187	$22,825,919

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$–	$62,298	$–	$62,298
Liabilities
Securities Sold Short
Common Stocks	(1,614,558)	–	–	(1,614,558)
Limited Partnerships	(14,116)	–	–	(14,116)
Exchange Traded Funds	(66,934)	–	–	(66,934)
Written Options	(118,492)	–	–	(118,492)
Forward Foreign Currency Contracts	–	(51,823)	–	(51,823)

Total	$(1,814,100)	$10,475	$–	$(1,803,625)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2011:

Investments in Securities	Balance as of May 31, 2011	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of November 30, 2011	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at November 30, 2011
Common Stocks	$–	$–	$2,584	–	$12,598	$15,182	$(1,868)
Rights	–	–	–	–	5	5	(125)

TOTAL	$–	$–	$2,584	–	$12,603	$15,187	$(1,993)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	33

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2011 (Unaudited)

ASSETS
Investments:
At cost	$2,644,720,695

At value (Note 2)	$2,703,732,480
Cash denominated in foreign currency (Cost $5,992,510)	6,145,335
Deposits with brokers for securities sold short (Note 2)	334,540,038
Deposits with brokers for swaps	2,314,014
Receivable for investment securities sold	82,605,710
Receivable for capital shares sold	13,148,000
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	9,025,901
Unrealized appreciation on equity swap contracts	222,724
Dividends and interest receivable	2,782,015
Prepaid expenses	364,191
Reclaims receivable	85,300

Total Assets	3,154,965,708

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $389,544,023)	410,344,107
Written options, at value (Notes 2) (premiums received $2,341,773)	2,209,538
Payable for investment securities purchased	186,238,217
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	16,215,920
Payable for capital shares redeemed	576,527
Payable to Advisor (Note 5)	2,109,772
Dividends payable on securities sold short (Note 2)	2,202,306
Payable to Distributor (Note 5)	221,823
Payable to Administrator (Note 5)	122,643
Interest expense payable	101,961
Payable to Trustees	36,308
Payable to Chief Compliance Officer (Note 5)	1,660
Payable to Principal Financial Officer (Note 5)	626
Other accrued expenses and liabilities	87,037

Total Liabilities	620,468,445

NET ASSETS	$2,534,497,263

NET ASSETS CONSIST OF:
Paid-in capital	$2,459,407,906
Undistributed net investment income	8,186,021
Accumulated net realized gain on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	35,296,530
Net unrealized appreciation on investments, investments sold short, written option contracts, equity swap contracts and translation of assets and liabilities denominated in foreign currencies	31,606,806

NET ASSETS	$2,534,497,263

See Notes to Financial Statements.
34	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2011 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$1,051,437,303
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	79,962,180
Net asset value and offering price per share(a)	$13.15
CLASS I SHARES:
Net assets applicable to Class I shares	$1,483,059,960
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	110,893,088
Net asset value and offering price per share(a)	$13.37

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	35

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2011 (Unaudited)

ASSETS
Investments:
At cost	$23,098,724

At value (Note 2)	$22,825,919
Cash denominated in foreign currency (Cost $157,260)	157,376
Deposits with brokers for securities sold short (Note 2)	962,093
Receivable for investment securities sold	577,220
Receivable for capital shares sold	135,630
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	62,298
Dividends and interest receivable	215,164
Prepaid expenses	120,411

Total Assets	25,056,111

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,651,579)	1,695,608
Written options, at value (Notes 2) (premiums received $93,792)	118,492
Loan Payable (Note 4)	675,000
Payable to custodian	134,730
Payable for investment securities purchased	740,876
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	51,823
Payable for capital shares redeemed	77,346
Payable to Advisor (Note 5)	20,612
Dividends payable on securities sold short (Note 2)	6,222
Payable to Distributor (Note 5)	1,609
Payable to Administrator (Note 5)	2,559
Interest expense payable	2,109
Payable to Trustees	403
Payable to Chief Compliance Officer (Note 5)	34
Payable to Principal Financial Officer (Note 5)	7
Other accrued expenses and liabilities	5,459

Total Liabilities	3,532,889

NET ASSETS	$21,523,222

NET ASSETS CONSIST OF:
Paid-in capital	$21,013,820
Undistributed net investment income	234,515
Accumulated net realized gain on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	604,911
Net unrealized depreciation on investments, investments sold short, written option contracts, equity swap contracts and translation of assets and liabilities denominated in foreign currencies	(330,024)

NET ASSETS	$21,523,222

See Notes to Financial Statements.
36	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2011 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$7,714,133
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	744,193
Net asset value and offering price per share(a)	$10.37
CLASS I SHARES:
Net assets applicable to Class I shares	$13,809,089
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,329,196
Net asset value and offering price per share(a)	$10.39

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	37

The Arbitrage Fund	Statement of Operations
For the Six Months Ended November 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$15,141,946
Foreign taxes withheld	(861,923)
Interest income	7,846

Total Income	14,287,869

EXPENSES
Investment advisory fees (Note 5)	12,222,070
Distribution expense, Class R (Note 5)	1,210,901
Administrative fees (Note 5)	638,413
Chief Compliance Officer fees (Note 5)	86,755
Trustees’ fees	36,508
Dividend expense	6,236,084
Interest rebate expense	529,203
Transfer agent fees (Note 5)	641,117
Custodian and bank service fees	138,652
Registration and filing fees	114,534
Printing of shareholder reports	114,265
Professional fees	55,937
Line of credit interest expense (Note 4)	60,635
Insurance expense	48,178
Principal Financial Officer fees (Note 5)	2,092
Other expenses	10,517

Total Expenses	22,145,861
NET INVESTMENT LOSS	(7,857,992)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	39,882,638
Equity swap contracts	9,541,292
Securities sold short	23,440,340
Written option contracts	5,469,928
Foreign currency transactions (Note 7)	(25,766,784)
Net change in unrealized appreciation (depreciation) on:
Investments	13,549,174
Equity swap contracts	648,358
Securities sold short	(5,709,705)
Written option contracts	1,645,385
Foreign currency transactions (Note 7)	14,408,639

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES

77,109,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,251,273

See Notes to Financial Statements.
38	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Statement of Operations
For the Six Months Ended November 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$101,868
Foreign taxes withheld	(4,539)
Interest income	217,056

Total Income	314,385

EXPENSES
Investment advisory fees (Note 5)	127,047
Distribution expense, Class R (Note 5)	8,621
Administrative fees (Note 5)	7,496
Chief Compliance Officer fees (Note 5)	784
Trustees’ fees	445
Dividend expense	13,334
Interest rebate expense	6,166
Transfer agent fees (Note 5)	12,294
Custodian and bank service fees	12,602
Registration and filing fees	6,190
Printing of shareholder reports	1,941
Professional fees	1,567
Line of credit interest expense (Note 4)	4,204
Insurance expense	37
Principal Financial Officer fees (Note 5)	19
Other expenses	15,648

Total Expenses	218,395
Fees waived by the Advisor, Class R (Note 5)	(13,559)
Fees waived by the Advisor, Class I (Note 5)	(26,754)

Net Expenses	178,082

NET INVESTMENT INCOME	136,303

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	(398,157)
Equity swap contracts	103,465
Securities sold short	488,930
Written option contracts	389,865
Foreign currency transactions (Note 7)	(105,233)
Net change in unrealized appreciation (depreciation) on:
Investments	(396,259)
Equity swap contracts	256
Securities sold short	10,537
Written option contracts	(11,251)
Foreign currency transactions (Note 7)	156,977

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES

239,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$375,433

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	39

The Arbitrage Fund	Statement of Changes in Net Assets

	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM OPERATIONS:
Net investment loss	$(7,857,992)	$(15,142,106)
Net realized gains (losses) from:
Investments and equity swap contracts	49,423,930	206,915,449
Securities sold short	23,440,340	(135,748,137)
Written option contracts	5,469,928	46,519,445
Foreign currency transactions	(25,766,784)	(37,270,276)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	14,197,532	81,972,695
Securities sold short	(5,709,705)	(34,484,809)
Written option contracts	1,645,385	(3,050,431)
Foreign currency transactions	14,408,639	(31,774,582)

Net increase in net assets resulting from operations	69,251,273	77,937,248

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	–
Distributions from net investment income, Class I	–	(2,488,681)
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(18,628,251)
Distributions from net realized gains, Class I	–	(28,149,973)

Decrease in net assets from distributions to shareholders	–	(49,266,905)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	326,454,387	469,724,830
Shares issued in reinvestment of distributions	–	18,245,513
Proceeds from redemption fees collected (Note 2)	4,210	30,738
Payments for shares redeemed	(169,737,607)	(397,893,353)

Net increase in net assets from Class R share transactions	156,720,990	90,107,728

CLASS I
Proceeds from shares sold	367,301,013	1,272,634,996
Shares issued in reinvestment of distributions	–	19,547,763
Proceeds from redemption fees collected (Note 2)	6,000	24,113
Payments for shares redeemed	(272,467,601)	(538,994,146)

Net increase in net assets from Class I share transactions	94,839,412	753,212,726

TOTAL INCREASE IN NET ASSETS	320,811,675	871,990,797

NET ASSETS:
Beginning of year	2,213,685,588	1,341,694,791

End of period *	$2,534,497,263	$2,213,685,588

*Including undistributed net investment income of :	$8,186,021	$16,044,013

See Notes to Financial Statements.
40	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Statement of Changes in Net Assets

	Six Months Ended November 30, 2011 (Unaudited)	Period Ended May 31, 2011(a)
FROM OPERATIONS:
Net investment income	$136,303	$1,489
Net realized gains (losses) from:
Investments and equity swap contracts	(294,692)	473,462
Securities sold short	488,930	(320,545)
Written option contracts	389,865	134,070
Foreign currency transactions	(105,233)	(27,149)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	(396,003)	107,503
Securities sold short	10,537	(54,567)
Written option contracts	(11,251)	2,246
Foreign currency transactions	156,977	(145,466)

Net increase in net assets resulting from operations	375,433	171,043

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	(709)
Distributions from net investment income, Class I	–	(4,664)
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(5,070)
Distributions from net realized gains, Class I	–	(26,662)

Decrease in net assets from distributions to shareholders	–	(37,105)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	3,789,030	4,922,051
Shares issued in reinvestment of distributions	–	5,343
Proceeds from redemption fees collected (Note 2)	81	157
Payments for shares redeemed	(1,075,067)	(81,420)

Net increase in net assets from Class R share transactions	2,714,044	4,846,131

CLASS I
Proceeds from shares sold	4,970,432	11,861,192
Shares issued in reinvestment of distributions	–	30,364
Proceeds from redemption fees collected (Note 2)	91	496
Payments for shares redeemed	(3,104,829)	(304,070)

Net increase in net assets from Class I share transactions	1,865,694	11,587,982

TOTAL INCREASE IN NET ASSETS	4,955,171	16,568,051

NET ASSETS:
Beginning of year	16,568,051	–

End of period *	$21,523,222	$16,568,051

*Including undistributed net investment income of :	$234,515	$98,212

(a)	Commenced operations on October 1, 2010

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	41

The Arbitrage Fund	Statement of Cash Flows
For the Six Months Ended November 30, 2011 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$69,251,273
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(6,500,169,624)
Proceeds from sales of long-term portfolio investments	6,409,038,129
Net proceeds from short-term investments	(240,379,166)
Payments to cover securities sold short	1,152,349,670
Proceeds from securities sold short	(1,287,679,153)
Premiums received from written option contracts	27,132,297
Premiums paid to close written option contacts	(23,924,637)
Purchase of purchased options	(23,873,697)
Proceeds from sale of purchased options	32,111,241
Net realized gains from security transactions	(63,322,978)
Net realized gains from equity swap contracts	(9,541,292)
Net realized gains on written option contracts	(5,469,928)
Net realized losses on foreign currency transactions	25,766,784
Net change in unrealized appreciation from security transactions and written option contracts	(9,484,854)
Net change in unrealized appreciation on forward currency transactions	(14,408,639)
Net change in unrealized appreciation on equity swap contracts	(648,358)
Changes in assets and liabilities:
Decrease in deposits with brokers for securities sold short	128,417,329
Decrease in deposits with brokers for swaps	32,870,388
Decrease in receivable for investments sold	827,294
Decrease in reclaims receivables	49,447
Increase in dividends and interest receivable	(804,477)
Increase in prepaid expenses	(197,948)
Increase in payable for investment securities purchased	39,874,247
Increase in payable to Adviser	114,492
Increase in payable to Distributor	26,978
Decrease in payable to Administrator	(38,269)
Decrease in payable to Trustees	(10,726)
Decrease in interest expense payable	(29,080)
Decrease in payable to Chief Compliance Officer	(24,072)
Increase in payable to Principal Financial Officer	626
Increase in dividends payable on securities sold short	1,289,471
Decrease in other accrued expenses and liabilities	(510,078)

Net cash used in operating activities	(261,397,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	687,900,216
Payments for shares redeemed, net of redemption fees	(448,365,956)

Net cash provided by (used in) financing activities	239,534,260

NET DECREASE IN CASH	(21,863,050)
CASH - BEGINNING OF PERIOD	28,008,385

CASH - END OF PERIOD	$6,145,335

Cash paid for interest expense during the period was $589,660.

See Notes to Financial Statements.
42	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Statement of Cash Flows
For the Six Months Ended November 30, 2011 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$375,433
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(63,914,063)
Proceeds from sales of long-term portfolio investments	57,196,656
Net proceeds from short-term investments	2,347,292
Payments to cover securities sold short	(34,045,231)
Proceeds from securities sold short	34,418,765
Premiums received from written option contracts	676,204
Premiums paid to close written option contacts	(242,624)
Purchase of purchased options	(617,634)
Proceeds from sale of purchased options	336,093
Discount and premium amortization	47,834
Net realized gains from security transactions	(90,773)
Net realized gains from equity swap contracts	(103,465)
Net realized gains on written option contracts	(389,865)
Net realized losses on foreign currency transactions	105,233
Net change in unrealized depreciation from security transactions and written option contracts	396,973
Net change in unrealized appreciation on forward currency transactions	(156,977)
Net change in unrealized appreciation on equity swap contracts	(256)
Changes in assets and liabilities:
Increase in deposits with brokers for securities sold short	(302,777)
Decrease in receivable for investments sold	591,528
Decrease in receivable from Adviser	13,104
Decrease in deferred offering cost	11,391
Decrease in reclaims receivables	293
Increase in dividends and interest receivable	(155,111)
Increase in prepaid expenses	(117,768)
Decrease in payable for investment securities purchased	(5,274,109)
Increase in payable to Adviser	8,988
Increase in payable to Distributor	904
Increase in payable to Administrator	1,815
Increase in payable to Trustees	238
Increase in payable to custodian	134,730
Increase in interest expense payable	178
Decrease in payable to Chief Compliance Officer	(56)
Increase in payable to Principal Financial Officer	7
Increase in dividends payable on securities sold short	6,222
Decrease in other accrued expenses and liabilities	(16,980)

Net cash used in operating activities	(8,757,808)

CASH FLOWS FROM FINANCING ACTIVITIES
Loan payable	675,000
Proceeds from shares sold	12,285,125
Payments for shares redeemed, net of redemption fees	(4,102,846)

Net cash provided by financing activities	8,857,279

NET INCREASE IN CASH	99,471
CASH - BEGINNING OF PERIOD	57,905

CASH - END OF PERIOD	$157,376

Cash paid for interest expense during the period was $39,450.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2011	43

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(a)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income (loss)

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)

Dividend expense totaled 0.53% (annualized), 0.51%, 0.88%, 0.74%, 0.48% and 0.26%, respectively, of average net assets for the six months ended November 30, 2011 and the years ended May 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(g)

Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.13%, 0.29%, and 0.58%, respectively, of average net assets for the six months ended November 30, 2011 and the years ended May 31, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.
44	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2007
$12.77	$12.50	$12.43	$12.79	$12.91	$12.73

(0.05)	(0.12)	(0.14)	(0.16)	(0.03)	0.03
0.43	0.66	0.52	0.30	0.78	0.67
0.38	0.54	0.38	0.14	0.75	0.70

–	–	(0.05)	–	–	–
–	(0.27)	(0.26)	(0.52)	(0.87)	(0.52)
–	(0.27)	(0.31)	(0.52)	(0.87)	(0.52)
0.00(b)	0.00(b)	0.00(b)	0.02	0.00(b)	0.00(b)

$13.15	$12.77	$12.50	$12.43	$12.79	$12.91

2.98%(d)	4.37%	3.08%	1.64%	5.97%	5.64%

$1,051,437	$866,885	$759,235	$219,338	$112,092	$75,207

2.03%(e)	2.16%	2.80%	3.28%	2.44%	2.38%
1.45%(e)	1.52%	1.63%	1.95%	1.96%	2.12%
1.45%(e)	1.52%	1.63%	1.95%	1.90%	1.95%
(0.82)%(e)	(0.93)%	(1.12)%	(1.34)%	(0.25)%	0.23%

291%(d)	389%	371%	709%	712%	383%

Semi-Annual Report | November 30, 2011	45

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(a)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income (loss)

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)

Dividend expense totaled 0.53% (annualized), 0.51%, 0.88%, 0.74%, 0.48% and 0.26%, respectively, of average net assets for the six months ended November 30, 2011 and the years ended May 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(g)

Interest rebate expense and line of credit interest expense totaled 0.05% (annualized), 0.13%, 0.29%, and 0.58%, respectively, of average net assets for the six months ended November 30, 2011 and the years ended May 31, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.
46	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2007
$12.98	$12.68	$12.60	$12.95	$13.03	$12.81

(0.04)	(0.08)	(0.11)	(0.11)	0.01	0.06
0.43	0.67	0.52	0.28	0.78	0.68

0.39	0.59	0.41	0.17	0.79	0.74

–	(0.02)	(0.07)	–	–	–
–	(0.27)	(0.26)	(0.52)	(0.87)	(0.52)

–	(0.29)	(0.33)	(0.52)	(0.87)	(0.52)
0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)

$13.37	$12.98	$12.68	$12.60	$12.95	$13.03

.

3.00%(d)	4.74%	3.28%	1.69%	6.23%	5.92%

$1,483,060	$1,346,801	$582,460	$108,780	$81,832	$91,935

1.78%(e)	1.91%	2.55%	3.03%	2.20%	2.13%
1.20%(e)	1.27%	1.38%	1.70%	1.72%	1.87%
1.20%(e)	1.27%	1.38%	1.70%	1.65%	1.70%
(0.56)%(e)	(0.62)%	(0.85)%	(0.87)%	0.11%	0.46%

291%(d)	389%	371%	709%	712%	383%

Semi-Annual Report | November 30, 2011	47

The Arbitrage Event-Driven Fund –Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return (d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the year.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.10% (annualized) and 0.28% (annualized), respectively, of average net assets for the six months ended November 30, 2011 and the period ended May 31, 2011, respectively.
(h)

Interest rebate expense and line of credit interest expense totaled 0.13% (annualized) and 0.21% (annualized) of average net assets for the six months ended November 30, 2011 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
48	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2011 (Unaudited)	Period Ended May 31, 2011(a)
$10.23	$10.00

0.06	(0.02)
0.08	0.36
0.14	0.34

–	(0.01)
–	(0.10)
–	(0.11)
0.00(c)	0.00(c)

$10.37	$10.23

1.37%(e)	3.43%(e)

$7,714	$4,867

2.31%(f)	4.33%(f)
2.08%(f)	3.84%(f)
1.69%(f)	1.69%(f)
1.20%(f)	(0.26)%(f)

274%(e)	298%(e)

Semi-Annual Report | November 30, 2011	49

The Arbitrage Event-Driven Fund –Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the year.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.10% (annualized) and 0.28% (annualized), respectively, of average net assets for the six months ended November 30, 2011 and the period ended May 31, 2011, respectively.
(h)

Interest rebate expense and line of credit interest expense totaled 0.13% (annualized) and 0.21% (annualized) of average net assets for the six months ended November 30, 2011 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
50	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2011 (Unaudited)	Period Ended May 31, 2011(a)
$10.24	$10.00

0.07	0.01
0.08	0.35
0.15	0.36

–	(0.02)
–	(0.10)
–	(0.12)
0.00(c)	0.00(c)

$10.39	$10.24

1.46%(e)	3.57%(e)

$13,809	$11,701

2.07%(f)	4.73%(f)
1.83%(f)	4.24%(f)
1.44%(f)	1.44%(f)
1.42%(f)	0.12%(f)

274%(e)	298%(e)

Semi-Annual Report | November 30, 2011	51

The Arbitrage Funds	Notes to Financial Statements
November 30, 2011 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The two series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), and The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer two classes of shares. Class R shares and Class I shares of the Arbitrage Fund commenced operations on September 18, 2000 and October 17, 2003, respectively. Class R shares and Class I shares of the Event-Driven Fund commenced operations on October 1, 2010.

The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations.

The Funds’ two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of each Fund’s average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of investments —The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the

52	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 7). As of November 30, 2011, the Arbitrage Fund’s market value of securities valued in accordance with the fair value procedures was $101,053,218 and represented 3.99% of net assets of the Arbitrage Fund. As of November 30, 2011, the Event-Driven Fund’s market value of securities valued in accordance with the fair value procedures was $966,541 and represented 4.49% of net assets of the Event-Driven Fund.

Fair value measurements— In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended November 30, 2011, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended November 30, 2011, there were no significant transfers between level 1 and 2 securities.

Semi-Annual Report | November 30, 2011	53

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Share valuation and redemption fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the period ended November 30, 2011, proceeds from redemption fees in the Arbitrage Fund were $4,210 in Class R and $6,000 in Class I. For the period ended November 30, 2011, proceeds from redemption fees in the Event-Driven Fund were $81 in Class R and $91 in Class I.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities— The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Semi-Annual Report | November 30, 2011	55

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

A summary of put and call option contracts written in the Arbitrage Fund during the six months ended November 30, 2011 is as follows:

	Option Contracts	Option Premiums

Options outstanding at beginning of period	47,890	$4,604,040
Options written	307,206	27,132,297
Options closed	(16,091)	(1,457,721)
Options exercised	(118,439)	(12,537,402)
Options expired	(186,422)	(15,399,441)

Options outstanding at end of period	34,144	$2,341,773

A summary of put and call option contracts written in the Event-Driven Fund during the six months ended November 30, 2011 is as follows:

	Option Contracts	Option Premiums

Options outstanding at beginning of period	382	$50,076
Options written	7,963	676,204
Options closed	(332)	(28,909)
Options exercised	(2,470)	(225,166)
Options expired	(4,189)	(378,413)

Options outstanding at end of period	1,354	$93,792

Foreign currency exchange contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Equity swap contracts: The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of November 30, 2011, the Arbitrage Fund had long equity swap contracts outstanding with net unrealized appreciation of $222,724. The Event-Driven Fund did not have any outstanding long equity swap contracts as of November 30, 2011.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Fair Value of Derivative Instruments — The fair value of derivative instruments for the Funds as of November 30, 2011, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Arbitrage Fund
Foreign currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,025,901	Unrealized depreciation on forward foreign currency exchange contracts	$16,215,920
Equity Contracts (swap contracts)	Unrealized appreciation on equity swap contracts	222,724
Equity Contracts (purchased option contracts)	Investments: At value	1,266,039
Equity Contracts (written option contracts)			Written options, at value	2,209,538

		$10,514,664		$18,425,458

Arbitrage Event-Driven Fund
Foreign currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	$62,298	Unrealized depreciation on forward foreign currency exchange contracts	$51,823
Equity Contracts (purchased option contracts)	Investments: At value	43,658
Equity Contracts (written option contracts)			Written options, at value	118,492

		$105,956		$170,315

Semi-Annual Report | November 30, 2011	57

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

The effect of derivative instruments on the Funds’ Statement of Operations for the six months ended November 30, 2011, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign currency contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$7,062,940	$14,077,378
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts / Net change in unrealized appreciation (depreciation) on: Equity swap contracts	9,541,292	648,358
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	8,096,024	(416,346)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation)on: Written option contracts	5,469,928	1,645,385

		$30,170,184	$15,954,775

Arbitrage Event-Driven Fund
Foreign currency contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(53,899)	$156,008
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts / Net change in unrealized appreciation (depreciation) on: Equity swap contracts	103,465	256
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments/ Net change in unrealized appreciation (depreciation) on: Investments	(200,410)	(54,163)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation)on: Written option contracts	389,865	(11,251)

		$239,021	$90,850

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Investment income — Interest income and interest rebate expense is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.

Dividends and distributions to shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds.

Allocation between classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Offering costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Event-Driven Fund. As of November 30, 2011, the offering costs are fully amortized for the Event-Driven Fund.

Federal income tax — It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2011 for the Arbitrage Fund and the Event-Driven Fund, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Arbitrage Event-Driven Fund
Purchases	$6,505,939,867	$ 63,951,933
Sales and Maturities	6,409,038,129	57,196,656

Semi-Annual Report | November 30, 2011	59

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the “Custodian”). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is payable at the end of each calendar quarter. The Trust accrues, on behalf of each of the Funds on a several basis, the commitment fee on the unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statements of Operations.

The Arbitrage Fund did not have outstanding borrowings at November 30, 2011. For the period ended November 30, 2011, the Arbitrage Fund had average borrowings of $38,522,059 over a period of 17 days at a weighted average interest rate of 1.39%. Commitment fees accrued under the line of credit for the Arbitrage Fund during the period ended November 30, 2011 were $60,635 and are shown as line of credit interest expense on the Arbitrage Fund’s Statement of Operations.

The Event-Driven Fund had outstanding borrowings at November 30, 2011 in the amount of $675,000. For the period ended November 30, 2011, the Event-Driven Fund had average borrowings of $2,047,383 over a period of 149 days at a weighted average interest rate of 1.39%. Commitment fees accrued under the line of credit for the Event-Driven Fund during the period ended November 30, 2011 were $4,204 and are shown as line of credit interest expense on the Event-Driven Fund’s Statement of Operations.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”) under the terms of InvestmentAdvisoryAgreements. Under the InvestmentAdvisoryAgreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund’s average daily net assets.

The Adviser has contractually agreed, at least until August 31, 2012, to waive its advisory fee and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Funds’ average daily net assets attributable to Class R shares and 1.70% of the Funds’ average daily net assets attributable to Class I shares.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided,

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived after October 1, 2009 within a three-year period subject to the applicable annual rate of 1.69% for Class R shares and 1.44% for Class I shares. As of November 30, 2011, no fees were available to be recaptured for the Arbitrage Fund. As of November 30, 2011, the Adviser may in the future recapture from the Event-Driven Fund fees waived and expenses reimbursed totaling $40,313 of which $40,313 expires May 31, 2014.

Certain officers of the Trust are also officers of the Adviser. The Vice President of the Trust also serves as Chief Compliance Officer (“CCO”) of the Trust and of the Adviser. The Funds pay the Adviser 50% of the CCO’s salary for providing CCO services.

Administration Agreement

Effective August 8, 2011, ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $300,000. The Administrator is also reimbursed by the Trust for certain out-of-pocket expenses. Certain officers of the Trust are also officers of the Administrator. ALPS receives an annual fee of $10,000 for providing Principal Financial Officer (“PFO”) services to the Trust.

Prior to August 8, 2011, under the terms of the Previous Administration Agreement, SEI Investments Global Funds Services (the “Previous Administrator”) supplied administrative and fund accounting services to the Funds, supervised the preparation of tax returns, and coordinated the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, the Previous Administrator received a monthly fee at an annual rate of 0.10% of the Arbitrage Fund’s average daily net assets on the first $250 million; 0.095% of such assets on the next $250 million; and 0.08% of such assets in excess of $500 million, subject to a minimum annual fee of $225,000 for the Arbitrage Fund for the period beginning September 1, 2009 and ending August 1, 2011. The Previous Administrator received a monthly fee at an annual rate of 0.08% of the Event-Driven Fund’s average daily net assets on the first $300 million; 0.075% on net assets between $300 million and $800 million; and 0.06% of such assets in excess of $800 million. For the year or period ended November 30, 2011, the Previous Administrator was paid $481,214 and $3,931 by the Arbitrage Fund and Event-Driven Fund, respectively, under the Previous Administration Agreement. Certain prior officers of the Trust were also officers of the Previous Administrator. Such prior officers were paid no fees by the Trust for serving as officers of the Trust.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. (“DST”) maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Arbitrage Fund and Event-Driven Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, prior to August 1, 2011, DST received from the Funds a monthly complex minimum fee, including two cusips, at an annual rate of $65,000 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $10,000 per cusip per year.

Semi-Annual Report | November 30, 2011	61

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Under the terms of the amended Transfer Agent and Shareholder Services Agreement between the Trust and DST, DST receives for its services as transfer agent a fee payable monthly at an annual rate of $50,000 per year for both classes; provided, however, that the minimum fee is $17,500 per year with respect to each Class of shares. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

Distribution Agreement

Effective August 1, 2011, ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

Prior to August 1, 2011, the Funds had adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Previous Plan”) for Class R shares, which permitted Class R to reimburse the Adviser, SEI Investments Distribution Co. (the “Previous Distributor”) and others monthly for expenses incurred in the distribution and promotion of Class R shares. Under the Previous Plan, Class R compensated any broker-dealer with whom the distributor or the Funds, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for previous distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Previous Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares.

Under the terms of a Previous Plan between the Trust and the Previous Distributor, the Previous Distributor served as principal underwriter and national distributor for the shares of the Funds. The Funds’ shares are sold on a no-load basis and, therefore, the Pervious Distributor received no sales commissions or sales loads for providing services to the Funds. The Previous Distributor was an affiliate of SEI Investments Global Funds Services.

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
The Arbitrage Fund - Class R
Shares sold	25,216,342	36,911,249
Shares issued in reinvestment of dividends	–	1,448,057
Shares redeemed	(13,114,767)	(31,248,196)

Net increase in shares outstanding	12,101,575	7,111,110

Shares outstanding at beginning of period	67,860,605	60,749,495

Shares outstanding at end of period	79,962,180	67,860,605

The Arbitrage Fund - Class I
Shares sold	27,848,431	97,992,569
Shares issued in reinvestment of dividends	–	1,529,559
Shares redeemed	(20,743,530)	(41,656,416)

Net increase in shares outstanding	7,104,901	57,865,712

Shares outstanding at beginning of period	103,788,187	45,922,475

Shares outstanding at end of period	110,893,088	103,788,187

	Six Months Ended November 30, 2011 (Unaudited)	Period Ended May 31, 2011(a)
The Arbitrage Event-Driven Fund - Class R
Shares sold	374,209	483,239
Shares issued in reinvestment of dividends	–	536
Shares redeemed	(105,749)	(8,042)

Net increase in shares outstanding	268,460	475,733

Shares outstanding at beginning of period	475,733	–

Shares outstanding at end of period	744,193	475,733

The Arbitrage Event-Driven Fund - Class I
Shares sold	492,124	1,169,086
Shares issued in reinvestment of dividends	–	3,045
Shares redeemed	(305,173)	(29,886)

Net increase in shares outstanding	186,951	1,142,245

Shares outstanding at beginning of period	1,142,245	–

Shares outstanding at end of period	1,329,196	1,142,245

(a)	Commenced operations on October 1, 2010

Semi-Annual Report | November 30, 2011	63

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

7. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECURITIES LENDING

In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds as of November 30, 2011.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

10. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid—in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds’ financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, investments in Passive Foreign Investment Companies, short term gains offsetting net operating losses, investments in Master Limited Partnerships, reclassification of short sale related dividend expense to capital loss and non-deductible excise tax. These have no effect on the Funds’ net assets or net asset value per share.

The tax character of dividends and distributions declared during the year ended May 31, 2011 for the Arbitrage Fund was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
5/31/11	$49,249,423	$17,482	$49,266,905

The tax character of dividends and distributions declared during the period from October 1, 2010 (commencement of operations) to May 31, 2011 for the Event-Driven Fund was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
5/31/11	$37,105	$—	$37,105

The following information is computed on a tax basis for each item as of November 30, 2011:

	Arbitrage Fund	Arbitrage Event- Driven Fund
Cost of portfolio investments (including securities sold short and written options)	$2,673,898,901	$23,428,218
Gross unrealized appreciation	$47,442,980	$218,355
Gross unrealized depreciation	(17,609,401)	(820,654)
Net unrealized appreciation (depreciation)	$29,833,579	$(602,299)

Semi-Annual Report | November 30, 2011	65

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

11. RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

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The Arbitrage Funds	Disclosure of Fund Expenses
November 30, 2011 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you  understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | November 30, 2011	67

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2011 (Unaudited)

	Beginning Account Value 06/01/2011	Ending Account Value 11/30/2011	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$1,029.80	2.03%	$10.30
Hypothetical (5% return before expenses)	$1,000.00	$1,014.85	2.03%	$10.23
Class I
Actual	$1,000.00	$1,030.00	1.78%	$9.03
Hypothetical (5% return before expenses)	$1,000.00	$1,016.10	1.78%	$8.97
The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$1,013.70	1.92%	$9.67
Hypothetical (5% return before expenses)	$1,000.00	$1,015.40	1.92%	$9.67
Class I
Actual	$1,000.00	$1,014.60	1.67%	$8.41
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	1.67%	$8.42

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

See Notes to Financial Statements.

68	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Additional Information

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | November 30, 2011	69

The Arbitrage Fund	The Arbitrage Event-Driven Fund

Adviser	Water Island Capital, LLC
41 Madison Avenue, 42nd Floor
New York, NY 10010

Distributor	ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent	DST Systems, Inc.
P.O. Box 219842
Kansas City, MO 64121-9842

Custodian	State Street Bank & Trust
225 Liberty Street
New York, NY 10281

Item 2.	Code of Ethics.

 Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

 Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

 Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

 Not applicable.

Item 6.	Schedule of Investments.

 Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

 Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

 Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

 None.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President and Treasurer

Date:	February 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President and Treasurer

Date:	February 8, 2012

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	February 8, 2012